Accumulated Other Comprehensive Income and Other Components of Equity - Summary of Changes in Accumulated Other Comprehensive Income (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Beginning	₩ 86,051	₩ 194,934
Increase /decrease	168,001	(220,314)
Reclassified to gain or loss	(136,583)	111,431
Ending	117,469	86,051
Changes in investments in associates and joint ventures [member]
Beginning	16,257	1,556
Increase /decrease	(19,718)	14,701
Ending	(3,461)	16,257
Gain or Loss on derivatives valuation [member]
Beginning	19,809	(7,624)
Increase /decrease	141,805	(83,998)
Reclassified to gain or loss	(136,583)	111,431
Ending	25,031	19,809
Gain on valuation of financial assets at fair value through other comprehensive income [member]
Beginning	61,438	211,573
Increase /decrease	47,247	(150,135)
Ending	108,685	61,438
Exchange differences on translation for foreign operations [member]
Beginning	(11,453)	(10,571)
Increase /decrease	(1,333)	(882)
Ending	₩ (12,786)	₩ (11,453)